UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $147,430 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Pete Corp              common           3830106       3673   839513          SOLE                   839513
A C Nielsen Corp               common           004833109     6485   178884          SOLE                   178884
AXA ADRs                       common           054536107        5       69          SOLE                       69
Coastal Corp                   common           190441105      665     7526          SOLE                     7526
Quantum Corp.-Hard Disk Drive  common           747906303     1213   151669          SOLE                   151669
Honeywell Int'l Inc            common           438516106    26653   563342          SOLE                   563342
Infinity Broadcasting Corp A   common           45662S102     1472    52681          SOLE                    52681
Keebler Foods                  common           487256109    10579   255298          SOLE                   255298
Litton Industries              common           538021106    15726   199860          SOLE                   199860
Primedia Inc. Long             common           74157K101      877    73475          SOLE                    73475
SDL Inc.                       common           784076101     4503    30390          SOLE                    30390
Salient 3 Commun.              common           794721100      331   139383          SOLE                   139383
Vivendi Universal ADRs         common           92851s204    42301   663544          SOLE                   663544
Vast Solutions Inc Cl B1       common           92237t108      120   119851          SOLE                   119851
Vast Solutions Inc Cl B2       common           92237t207      120   119851          SOLE                   119851
Vast Solutions Inc Cl B3       common           92237t306      120   119851          SOLE                   119851
Voicestream Wireless           common           928615103     1596    15860          SOLE                    15860
Willamette Industries          common           969133107    24634   524819          SOLE                   524819
Worldport Comm Restricted      common           98155j105      888   265677          SOLE                   265677
MYND Corporation               common           628551103     1777   111033          SOLE                   111033
A C Nielson Corp Feb 30        options          004833109       93      149     CALL SOLE                      149
Georgia Pac JAN 40             options          373298108        2      390     CALL SOLE                      390
JP Morgan & Co., Inc. Jan 175  options          616880100      247      789     CALL SOLE                      789
JP Morgan & Co.March 160       options          616880100     1122      685     CALL SOLE                      685
JP Morgan & Co.,March 165      options          616880100      518      380     CALL SOLE                      380
Litton Industries Mar 70       options          538021106       14       15     CALL SOLE                       15
Litton Industries June 75      options          538021106     1064     1851     CALL SOLE                     1851
SDL  Mar 340                   options          784076101        2       15     CALL SOLE                       15
SDL Inc. Jan 300               options          784076101        1        7     CALL SOLE                        7
S&P 500  Jan 1225              options          6a899k655      159      265     PUT  SOLE                      265
Honeywell  Jan '02 40          options          438516106       95       72     CALL SOLE                       72
Willamette Industries Jan 50   options          969133107       34     1369     CALL SOLE                     1369
Willamette Industries Jan 40   options          969133107       16     2624     PUT  SOLE                     2624
Abraxas Contingent Rights      rights           003831112      320  1882816          SOLE                  1882816
Diva Systems Warrants          warrants         255013153        0    13947          SOLE                    13947
Specialty Foods WRTS 12/15/09  warrants         784127AA0        5   518100          SOLE                   518100